Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Current Liabilities [Abstract]
Components Of Accrued Expenses And Other Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2017	2018
Other taxes payable	$1,344,814	$506,465
Accrued employee payroll and welfare	1,685,492	1,734,528
Other payable	832,548	514,031
Accrued expenses	4,717,604	4,672,641
Advances from customers	63,298	19,421
Advances from third party for sale of non-core assets (Refer to Note 5)	—	5,099,365
Provision for equity of losses in affiliates	—	327,646

	$8,643,756	$12,874,097